Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	$ 1,024	$ 918	$ 971
Pension and medical defined benefit provisions	9	25	18
Retrenchment costs	92	16	15
Share-based payment expense (note 10)	33	37	33
Included in cost of sales, other operating expenses, special items and corporate administration, marketing and other expenses	1,270	1,095	1,146
Post-retirement medical
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit expenses	58	51	54
Pension and medical defined benefit provisions	10	10	10
Pension
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical defined benefit provisions	0	15	14
Defined contribution expenses	$ 53	$ 48	$ 49